Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	¥ 667,442	$ 92,044	¥ 1,953,257	$ 283,196	¥ 969,973	¥ 1,669,358	¥ 1,222,183
Technical services and others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	14,812	2,042	39,395	5,712	14,823	19,397	5,156
Showself [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	171,689	23,678	521,155	75,561	282,856	595,004	549,763
Lehai [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	100,818	13,903	241,851	35,065	130,411	242,910	180,112
Haixiu [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	121,639	16,775	317,953	46,099	167,450	326,661	321,468
Beelive [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	160,379	22,117	545,296	79,060	243,522	485,386	165,684
Hongle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Sets Forth Our Revenue [Line Items]
TOTAL	¥ 98,105	$ 13,529	¥ 287,607	$ 41,699	¥ 130,911